ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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1. Name and address of issuer:

   Van Kampen Tax Free Trust
   1 Parkview Plaza
   Oakbrook Terrace, IL 60181-5555
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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series And classes of securities of the issuer, check the box but do not list series or classes): [X]
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3. Investment Company Act File Number: 811-4386
   Securities Act File Number: 2-99715
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4(a). Last day of fiscal year for which this Form is filed:

      September 30, 1998
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.
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5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                   $ 1,400,527,322

  (ii)  Aggregate price of securities redeemed or repurchased
        during the fiscal year:                                  $ 1,193,729,222

 (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
        October 11, 1995 that were not previously used to reduce
        registration feespayable to the Commission:              $           -0-

  (iv)  Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                            -$ 1,193,729,222

   (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                    $   206,798,100

  (vi) Redemption credits available for use $ -0- in future years if Item 5(i) is less than Item 5(iv) [subtract
        Item 5(iv) from Item 5(i)]:

 (vii)  Multiplier for determining registration fee (See
        Instruction C.9):                                        x       .000278

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)](enter "0" if no fee is due):                    =$     57,489.88
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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______.

   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
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7. Interest due - if this Form is being filed more than 90
   days after the end of the issuer's fiscal year (see
   Instruction D):                                             +$
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8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                    =$      57,489.88
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:  December 11, 1998

   Method of Delivery:

   [X]     Wire Transfer
   [ ]     Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Nicholas Dalmaso
                               ------------------------------------------
                                     Nicholas Dalmaso, Assistant Secretary.

      Date:    December 11, 1998

  *Please print the name and title of the signing officer below the signature.